Description of Business - Related Parties - Navios Europe I (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 18, 2013	Oct. 09, 2013
Navios Europe I
Related Party Transaction [Line Items]
Number of vessels		10
Navios Europe I
Related Party Transaction [Line Items]
Percentage of ownership	47.50%
Navios Europe I | Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe I | Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held	50.00%
Navios Europe I | Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held	0.00%
Tanker vessels | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels	5
Container vessels | Navios Europe I
Related Party Transaction [Line Items]
Number of vessels	5